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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number: __________
 This Amendment (Check only one.):     [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Quantitative Advantage, LLC
Address:  10225 Yellow Circle Drive
          Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Graham van der Leeuw
Title: Chief Operating Officer, Chief Compliance Officer and General Counsel

Phone:   (952) 942-3206

Signature, Place, and Date of Signing:

/s/ Graham van der Leeuw         Minnetonka, Minnesota          5/2/11
-----------------------------    ---------------------------    ---------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:    $410,672
                                           (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

fb.us.6676624.02

                                      2

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                          FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                  ---------------- --------- -------- ------------------ ---------- -------- --------------------
                                                      VALUE   SHARES OR SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x1000)   PRN AMT  PRN CALL DISCRETION MANAGER   SOLE  SHARED  NONE
--------------            ---------------- --------- -------- --------- --- ---- ---------- -------- ------ ------ ------
CURRENCYSHARES            SWEDISH KRONA    23129R108     6079     38578 SH          SOLE      NONE    18902   0     19676
CURRENCYSHARES            AUSTRALIAN DOL   23129U101     5937     56704 SH          SOLE      NONE    27671   0     29033
CURRENCYSHARES            SWISS FRANC SH   23129V109     5939     54905 SH          SOLE      NONE    26806   0     28099
ISHARES                   S&P NA SOFTWR    464287515    12649    203465 SH          SOLE      NONE    72472   0    130993
ISHARES                   MSCI CDA INDEX   464286509    18386    541255 SH          SOLE      NONE   199938   0    341317
ISHARES                   MSCI PAC J IDX   464286665    18642    376307 SH          SOLE      NONE   139112   0    237195
ISHARES                   SILVER TRUST     46428Q109     5746    148356 SH          SOLE      NONE    99365   0     48991
ISHARES                   BARCLYS MBS BD   464288588     8450     80783 SH          SOLE      NONE    28220   0     52563
ISHARES                   COHEN&ST RLTY    464287564     4311     62081 SH          SOLE      NONE    42154   0     19927
ISHARES                   DJ US BAS MATL   464287838    12919    155934 SH          SOLE      NONE    55701   0    100233
ISHARES                   DJ US ENERGY     464287796    13066    287797 SH          SOLE      NONE   103086   0    184711
ISHARES                   DJ US INDUSTRL   464287754    12574    176200 SH          SOLE      NONE    62803   0    113397
ISHARES                   RESIDENT PLS CAP 464288562     4301    103283 SH          SOLE      NONE    69988   0     33295
ISHARES                   RUSSELL 2000     464287655     4617     54397 SH          SOLE      NONE    36906   0     17491
ISHARES                   S&P 500 INDEX    464287200      483      3613 SH          SOLE      NONE        0   0      3613
ISHARES                   S&P 500 VALUE    464287408      406      6359 SH          SOLE      NONE     4741   0      1618
ISHARES                   S&P EURO PLUS    464287861    18676    434432 SH          SOLE      NONE   160652   0    273780
ISHARES                   S&P GTFIDX ETF   464288174     4451     88148 SH          SOLE      NONE    59991   0     28157
ISHARES                   S&P MC 400 GRW   464287606    65775    594495 SH          SOLE      NONE   211339   0    383156
ISHARES                   S&P MIDCAP 400   464287507     4498     45269 SH          SOLE      NONE    30677   0     14592
ISHARES                   S&P MIDCP VAL    464287705      413      4748 SH          SOLE      NONE     3543   0      1205
ISHARES                   S&P SMLCAP 600   464287804     4482     60446 SH          SOLE      NONE    41020   0     19426
ISHARES                   S&P SMLCP GROW   464287887      430      5406 SH          SOLE      NONE     4042   0      1364
ISHARES                   S&P SMLCP VALU   464287879      428      5577 SH          SOLE      NONE     4180   0      1397
ISHARES                   TRANSP AVE IDX   464287192    12459    129458 SH          SOLE      NONE    46392   0     83066
ISHARES                   HIGH YIELD CORP  464288513     4157     45173 SH          SOLE      NONE    30689   0     14484
PIMCO ETF TR              1-5 US TIP IDX   72201R205    14095    263168 SH          SOLE      NONE    55347   0    207821
POWERSHARES               DB CMDTY IDX TRA 73935S105     6319    202662 SH          SOLE      NONE    99201   0    103461
POWERSHARES               ASIA PAC EX-JP   73936T854     7956    134962 SH          SOLE      NONE      475   0    134487
POWERSHARES               FDM HG YLD RAFI  73936T557     1617     87283 SH          SOLE      NONE        0   0     87283
POWERSHARES               QQQ TRUST        73935A104     6010    105041 SH          SOLE      NONE    51440   0     53601
POWERSHARES               DB AGRICULT FD   73936B408     5914    172558 SH          SOLE      NONE    82898   0     89660
POWERSHARES               DB PREC MTLS     73936B200     6580    117436 SH          SOLE      NONE    57780   0     59656
POWERSHARES               DB SILVER FUND   73936B309     2001     28705 SH          SOLE      NONE        0   0     28705
POWERSHARES               DYN SFTWR PORT   73935X773     5590    204927 SH          SOLE      NONE      711   0    204216
SPDR SERIES TRUST         BARC CAPTL ETF   78464A474     8331    274670 SH          SOLE      NONE    95469   0    179201
VANGUARD INDEX FDS        SHORT TRM BOND   921937827     5703     71256 SH          SOLE      NONE      397   0     70859
VANGUARD INDEX FDS        TOTAL BND MRKT   921937835     5572     69934 SH          SOLE      NONE      385   0     69549
VANGUARD INDEX FDS        LARGE CAP ETF    922908637      268      4389 SH          SOLE      NONE        0   0      4389
VANGUARD INDEX FDS        MCAP GR IDXVIP   922908538    29655    437454 SH          SOLE      NONE     1451   0    436003
VANGUARD INDEX FDS        MID CAP ETF      922908629     1706     21075 SH          SOLE      NONE        0   0     21075
VANGUARD INDEX FDS        REIT ETF         922908553     3330     57453 SH          SOLE      NONE        0   0     57453
VANGUARD INDEX FDS        SMALL CP ETF     922908751     1744     21896 SH          SOLE      NONE        0   0     21896
VANGUARD INDEX FDS        MSCI EMR MKT ETF 922042858     7914    157370 SH          SOLE      NONE      549   0    156821
VANGUARD INDEX FDS        MSCI EUROPE ETF  922042874     7785    145919 SH          SOLE      NONE      517   0    145402
VANGUARD INDEX FDS        SCOTTSDALE FDS   92206C870     8307    105317 SH          SOLE      NONE    36567   0     68750
VANGUARD INDEX FDS        SML CP GRW ETF   922908595     2055     23663 SH          SOLE      NONE        0   0     23663
VANGUARD INDEX FDS        CONSUM DIS ETF   92204A108     5346     83837 SH          SOLE      NONE      305   0     83532
VANGUARD INDEX FDS        ENERGY ETF       92204A306     5829     50072 SH          SOLE      NONE      176   0     49896
VANGUARD INDEX FDS        INF TECH ETF     92204A702     5089     79282 SH          SOLE      NONE      287   0     78995
VANGUARD INDEX FDS        MATERIALS ETF    92204A801     5682     64086 SH          SOLE      NONE      224   0     63862